9. Stock Options Plans (Details-Warrants Outstanding) (Warrants, USD $)	12 Months Ended
Dec. 31, 2013
Warrants
Shares
Shares outstanding - beginning	14,319,532
Shares granted	11,172,508
Shares exercised	0
Shares cancelled and expired	(5,851,665)
Shares outstanding - ending	19,640,375
Shares exercisable	19,640,375
Weighted Average Exercise Price
Weighted average exercise price - beginning	0.55
Weighted average exercise price - shares granted	$ 0.51
Weighted average exercise price - shares Exercised
Weighted average exercise price - shares Cancelled
Weighted average exercise price - ending	0.56
Weighted average exercise price - exercisable	$ 0.56
Weighted Average Remaining Contractural Term
Weighted average contractural term - beginning	1 year 6 months 22 days
Weighted average contractural term - granted	3 years 11 months 23 days
Weighted average contractural term - ending	2 years 10 months 17 days
Weighted average contractural term - exercisable	2 years 10 months 17 days
Aggregate Intrinsic Value
Aggregate intrinsic value - beginning	$ 0
Aggregate intrinsic value - ending	209,500
Aggregate intrinsic value - exercisable	$ 209,500